Income Taxes - Reconciliation of Statutory Tax Rates and Effective Tax Rates (Detail)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory rate	21.00%	21.00%	21.00%
Valuation allowance		(32.65%)	(28.74%)
Federal tax rate change		0.00%	0.31%
Other		2.53%	0.01%
Effective tax rate		(0.04%)	0.01%
Predecessor Company [Member]
Statutory rate		21.00%	21.00%	34.00%
Valuation allowance		6.10%	(25.20%)	51.50%
Federal tax rate change				(93.30%)
General business credits		(2.90%)	6.20%	10.80%
Expiration of stock options		(21.40%)
Other		(2.80%)	(2.00%)	(3.00%)
Effective tax rate		0.00%	0.00%	0.00%